Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As of December 31,
	2023	2024
	HK$	HK$	US$
Non-current
Provision	150,000	150,000	19,311

Current
Trade payables – third parties	7,223,067	7,229,939	930,770
Other payables	29,500	3,162,303	407,109
Amount due to ultimate beneficial shareholder	18,679,181	—	—
Accruals	1,444,284	2,598,216	334,489
	27,376,032	12,990,458	1,672,368

Schedule of Currency Profiles of the Group’s Trade and Other Payables

The currency profiles of the Group’s trade and other payables as at the end of each reporting year are as follows:

	As of December 31,
	2023	2024
	HK$	HK$	US$
Hong Kong Dollar	27,376,032	9,892,666	1,273,564
United States Dollar	—	3,097,792	398,804
	27,376,032	12,990,458	1,672,368